Notes Payable (Tables)	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of annual principal payments	Scheduled annual principal payments of Notes Payable are as follows:

Total
(In thousands)
Payable in fiscal year:
2017	$783

Total	$783